OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 356	$ 238
Government institutions	265	366
Derivative instruments	151
Other	167	123
Total	$ 939	$ 727